EMPLOYEE COMPENSATION AND BENEFITS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEE COMPENSATION AND BENEFITS

14. EMPLOYEE COMPENSATION AND BENEFITS

	For the years ended December 31,
	2024	2025
	HK$	HK$

Salaries and other short term employee benefits	1,357,859	6,334,849
Payments to defined contribution pension schemes	46,200	153,101
	1,404,059	6,487,950